Share capital (Details Narrative) - USD ($)	3 Months Ended	6 Months Ended	9 Months Ended
	Mar. 31, 2019	Jun. 30, 2021	Sep. 30, 2022
Private Placements [Member]
Statement [Line Items]
Warrants issued for private placement	2,500,000	2,018,348	3,878,789
Combined purchase price			$ 1.65
Warrant value	$ 200,000	$ 330,277
Exercise price or warrants	$ 8.00	$ 2.50	$ 2.00
Gross proceeds of before deducting fees			$ 6,400,000
Common stock shares issued			193,939
Common stock exercise price			$ 2.06
Warrants of additional paid in capital			$ 1,877,608
Private Placements [Member] | Investor [Member]
Statement [Line Items]
Warrants issued, investor			3,878,789
Stock Option [Member]
Statement [Line Items]
Options available for granting			9,050,000
Shares issuable upon exercise of warrants, maximum			15,000,000
Percentage of issued and outstanding shares issuable maximum to one individual			15.00%